Commitments, Contingencies and Guarantees - Summary of Notional Amounts Associated with Derivative Contracts (Details) $ in Millions	Nov. 30, 2019 USD ($)
Derivative contracts – non-credit related
Guarantor Obligations [Line Items]
2020	$ 9,854.0
2021	3,150.8
2022 and 2023	4,453.6
2024 and 2025	1,044.8
2026 and Later	48.2
Notional/ Maximum Payout	18,551.4
Written derivative contracts – credit related
Guarantor Obligations [Line Items]
2020	1.5
2021	0.0
2022 and 2023	2.7
2024 and 2025	29.7
2026 and Later	0.0
Notional/ Maximum Payout	33.9
Derivatives
Guarantor Obligations [Line Items]
2020	9,855.5
2021	3,150.8
2022 and 2023	4,456.3
2024 and 2025	1,074.5
2026 and Later	48.2
Notional/ Maximum Payout	$ 18,585.3